STOCKHOLDERS EQUITY (DEFICIT) AND STOCK-BASED COMPENSATION (Details Narrative) - USD ($)				9 Months Ended	12 Months Ended
	May 09, 2022	May 05, 2022	Jan. 14, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common stock authorized				200,000,000	200,000,000	200,000,000
Common stock par value				$ 0.0001	$ 0.0001	$ 0.0001
Common stock issued during the six months ended September 30, 2022				3,822,521
Common stock issued			80,000	8,822,521	5,000,000
Common stock outstanding				8,822,521	5,000,000	4,000,000
Total common stock sale under IPO	2,930,000			2,930,000
Stock issued upon conversion				444,941
Debt principal converted				$ 1,757,333
Interest accrued				$ 120,429
Warrants issued to purchase common stock				3,553,211
StockOptionPlan				$ 5.04	$ 11.18
Initial Public Offering [Member]
StockOptionPlan			$ 1,500,000
common stock underlying			167,580
Stock compensation grants				1,332,420
Evergreen [Member]
Warrants issued to purchase common stock				66,511
Common share issued against notes				200,000
Maxim Group LLC [Member]
Underwritten public offering		2,930,000
Exercise price		$ 5.00
Public offering price		$ 5.00
Underwriters purchased stock		2,930,000
Discount to underwriter		7.00%
Option to purchase description		The Company granted the Representative a 45-day option to purchase up to an additional 439,500 shares and/or Warrants to purchase up to an additional 439,500 shares of common stock to cover over-allotments
Warrants purchased		439,500
Proceeds from warrants		$ 4,390
Underwriting compensation payable warrants				117,200
Warrants are exercisable price				$ 6.25